DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details Narrative)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Accounting Policies [Abstract]
Reverse stock split	20-1 reverse stock split	20-1 reverse stock split